LONG-TERM DEBT - Q2 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Long-Term Debt [Abstract]
Components of Long-Term Debt

	June 30, 2016	December 31, 2015
Amended Term Loan Facility: Acquisition Term Loan due 2019, net of discounts and debt issuance costs (a)	$648.5	$662.1
Amended Term Loan Facility: 2011 Term Loan due 2017, net of discounts and debt issuance costs (a)	648.2	658.5
Amended Revolving Credit Facility (b)	—	—
5¾% Senior Notes due 2021, net of debt issuance costs (c)	493.1	492.5
Spanish Government Loan due 2025 (d)	0.6	0.6
	1,790.4	1,813.7
Less current portion (*)	(6.8)	(30.0)
	$1,783.6	$1,783.7

(*) At December 31, 2015, the Company classified $30.0 million as the current portion of long-term debt, which was comprised of a $23.2 million required “excess cash flow” prepayment (as defined under the Amended Term Loan Agreement, as hereinafter defined) that was paid on February 29, 2016, and the Company’s regularly scheduled $1.7 million quarterly principal amortization payments (after giving effect to such prepayment) due in 2016.
(a) See Note 17, "Subsequent Events," to the Unaudited Consolidated Financial Statements in this Form 10-Q for debt-related matters that occurred subsequent to the second quarter of 2016 and see Note 11, "Long-Term Debt," to the Consolidated Financial Statements in the Company's 2015 Form 10-K for certain details regarding Products Corporation's Amended Term Loan Agreement, which facility is comprised of: (i) the term loan due November 19, 2017 in the original aggregate amount of $675.0 million (the "2011 Term Loan"); and (ii) the term loan due October 8, 2019 in the original aggregate amount of $700.0 million (the "Acquisition Term Loan") which, respectively, had $651.4 million and $658.6 million in aggregate principal balance outstanding at June 30, 2016 (together, the "Amended Term Loan Agreement").
(b) See Note 11, "Long-Term Debt," to the Consolidated Financial Statements in the Company's 2015 Form 10-K for certain details regarding Products Corporation's existing $175.0 million asset-based, multi-currency revolving credit facility (the "Amended Revolving Credit Facility") which matures on the earlier of August 14, 2018 and the date that is 90 days prior to the earliest maturity date of any term loans then outstanding under the Amended Term Loan Agreement.
(c) See Note 11, "Long-Term Debt," to the Consolidated Financial Statements in the Company's 2015 Form 10-K for certain details regarding Products Corporation's 5¾% Senior Notes that mature on February 15, 2021. The aggregate principal amount outstanding at June 30, 2016 was $500 million.
(d) See Note 11, "Long-Term Debt," to the Consolidated Financial Statements in the Company's 2015 Form 10-K for certain details regarding the euro-denominated loan payable to the Spanish government that matures on June 30, 2025.

	December 31, 2015	December 31, 2014
Amended Term Loan Facility: Acquisition Term Loan due 2019, net of discounts (see (a) below)	$672.5	$691.6
Amended Term Loan Facility: 2011 Term Loan due 2017, net of discounts (see (a) below)	660.6	671.6
Amended Revolving Credit Facility (see (a) below)	—	—
5¾% Senior Notes due 2021 (see (b) below)	500.0	500.0
Spanish Government Loan due 2025 (see (c) below)	0.6	0.7
	1,833.7	1,863.9
Less current portion (*)	(30.0)	(31.5)
	$1,803.7	$1,832.4

(*) At December 31, 2015 and 2014, the Company classified $30.0 million and $31.5 million, respectively, of long-term debt as a current liability, which was primarily comprised of $23.2 million and $24.6 million of required “excess cash flow” prepayments (as defined under the Amended Term Loan Agreement, as hereinafter defined). The excess cash flow prepayment for 2015 will be paid on or prior to April 9, 2016. The 2014 excess cash flow prepayment was paid on March 12, 2015. The current portion of long-term debt also includes the Company’s annual principal amortization payments (payable in equal quarterly installments and after giving effect to such prepayments) of $6.8 million and $6.9 million due in 2016 and 2015, respectively.

Under the Amended Revolving Credit Facility, borrowings (other than loans in foreign currencies) bear interest, if made as Eurodollar Loans, at the Eurodollar Rate plus the applicable margin set forth in the grid below and, if made as Alternate Base Rate Loans, at the Alternate Base Rate plus the applicable margin set forth in the grid below.

Excess Availability	Alternate Base Rate Loans	Eurodollar Loans, Eurocurrency Loan or Local Rate Loans
Greater than or equal to $92,000,000	0.50%	1.50%
Less than $92,000,000 but greater than or equal to $46,000,000	0.75%	1.75%
Less than $46,000,000	1.00%	2.00%
Term loans under the Amended Term Loan Facility bear interest at the following interest rates:

	Eurodollar Loans	Alternate Base Rate Loans
2011 Term Loans	Eurodollar Rate plus 2.50% per annum (with the Eurodollar Rate not to be less than 0.75%)	Alternate Base Rate plus 1.50% (with the Alternate Base Rate not to be less than 1.75%)
Acquisition Term Loans	Eurodollar Rate plus 3.00% per annum (with the Eurodollar Rate not to be less than 1.00%)	Alternate Base Rate plus 2.00% (with the Alternate Base Rate not to be less than 2.00%)